Mark G. Borden

+1 617 526 6675 (t)

+1 617 526 5000 (f)

Mark.borden@wilmerhale.com

August 23, 2007

By EDGAR Transmission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E., Mail Stop 3561

Washington, DC 20549

Attention: Cathey Baker

Re:	Global BPO Services Corp.
Registration Statement on Form S-1
File No. 333-144447

Ladies and Gentlemen:

On behalf of Global BPO Services Corp. (the “Company”), submitted herewith for filing is Amendment No. 1 (“Amendment No. 1”) to the Registration Statement referenced above (the “Registration Statement”).

Amendment No. 1 is being filed in response to comments contained in the letter dated August 16, 2007 (the “Letter”) from Cathey Baker of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to R. Scott Murray, the Company’s Chief Executive Officer. The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the numbering of the comments and the headings used in the Letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement as set forth in Amendment No. 1. Page numbers referred to in the responses reference the applicable pages of Amendment No. 1.

On behalf of the Company, we advise you as follows:

General

1.	Please advise us of the basis for your disclosure that the securities will be listed on the American Stock Exchange. Explain how the company will satisfy each criterion for at least one of the listing standards on the exchange, and include a discussion of all of the quantitative standards, e.g., number of public shareholders.

Response:	Based on the Company’s correspondence with representatives of the American Stock
Exchange (“Amex”) and a review of the applicable listing standards, the Company believes that it will satisfy the requirements for original listing of securities under Initial Listing
Standard 3, as set forth in Section 101(c) of the Amex Company Guide. A brief discussion of these requirements follows (section references are to the Amex Company Guide):

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston Massachusetts 02109

Baltimore Beijing Berlin Boston Brussels London New York Oxford Palo Alto Waltham Washington

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(i) Stockholders’ equity of at least $4 million (Section 101(c)(1)).

As set forth under “Capitalization” in the Registration Statement, upon completion of the offering and the application of the estimated net proceeds therefrom, the Company’s stockholders’ equity will be approximately $165.2 million.

(ii) Market capitalization of at least $50 million (Section 101(c)(2)).

Based on the proposed offering of 31,250,000 Units at $8.00/unit, the Company expects that its market capitalization upon completion of the offering will be in excess of $50 million.

(iii) Aggregate market value of publicly held shares of at least $15 million (Section 101(c)(3)).

The estimated offering size of the securities to be sold to the public is $250 million.

(iv) Minimum public distribution requirements (Section 102(a)).

The Amex listing requirements specify a minimum public distribution of 500,000 shares, together with a minimum of 800 public shareholders or minimum public distribution of
1,000,000 shares together with a minimum of 400 public shareholders. In calculating the public distribution, holdings of officers, directors, controlling shareholders and other concentrated, affiliated or family holdings of the issuer are excluded.

Based on conversations with the underwriters for the proposed offering, the Company expects that it will have at least 400 public shareholders upon completion of the offering.

(v) Stock price/Market value of shares publicly held (Section 102(b)).

Companies listing under Standard 3 must have a market price of at least $2 per share. The
Company expects the market price of its common stock to exceed $2 per share upon completion of the offering.

2.	Prior to effectiveness, please have an AMEX representative call the staff, or provide a copy of the AMEX letter, to confirm that your securities have been approved for listing.

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Response:	The Company notes the Staff’s comment and will provide the Staff with a copy of the letter from AMEX stating that the Company’s securities have been approved for listing prior to effectiveness of the Registration Statement.

3.	Prior to effectiveness, please also provide a copy of the letter from the NASD or a telephone call informing us that the NASD has finished its review and has no additional concerns regarding the underwriting arrangements.

Response:	The Company notes the Staff’s comment and will provide the Staff with a copy of the letter from the NASD stating that it has finished its review prior to effectiveness of the Registration Statement.

4.	We note the statements and indications throughout the prospectus that the company, as its name suggests, “plan[s] to target acquisitions in the business process outsourcing [BPO] industry.” See, e.g., page 3 (functions on which the company intends to focus in its search). See also the sixteenth risk factor on page 28 (difficulty of obtaining financial statements consistent with U.S. GAAP in the BPO industry); the seventeenth risk factor on page 29 (references to “our target sectors” and “acquisitions of companies in the BPO industry”); pages 47-50 (specific risks associated with global BPO industry).

However, because the target company is not confined to any particular business or industry, all such disclosure could prove irrelevant to an eventual business combination. Please revise the disclosure throughout to make clear that the company can seek a target company in any industry or business. Please revise your Item 101 of Regulation S-K disclosure to discuss your intended search process in more detail, since you are able to acquire companies outside of management’s expertise, and provide relevant risk factors. Revise to clarify if there is a time frame or monetary amount used that will trigger your search of companies not in the initial industry focus. Disclose in detail the factors the company would use to decide to invest in a business that is outside of its BPO expertise. Explain how this criterion differs from those used to evaluate BPO businesses. The prospectus should state, among other things, whether the company will consider non-BPO companies early in the process, if they are presented to it.

Response:	The Company has revised the prospectus cover page and pages 1, 2, 23, 61, 64, 66, 70, 71, 73 and F-7 of Amendment No. 1 in response to the Staff’s comment to make it clear that the
Company will pursue target acquisitions only in the business process outsourcing industry.

5.

The prospectus states the company could effect a combination with an operating company(ies) by means of, among other things, an exchangeable share transaction or joint venture. See, e.g., prospectus cover. The company may also “.... partner with other entities to jointly own the target acquisition in order to gain access to great acquisition

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targets, capital and expertise.” Risk factor twenty-two on page 31 discusses potential future “joint venture arrangements or other joint investment opportunities” and states that:

We may in the future co-invest with third parties through partnerships, joint ventures or joint investment in an acquisition target or other entities, acquiring non-controlling interests in or sharing responsibility for managing the affairs of a target business, partnership, joint venture or other entity.

As a related matter, we note that Exhibit 3.1, Article Sixth of the Amended and Restated Certificate of Incorporation, seems to summarize the various possibilities in a reference to a business combination of “the assets of one or more domestic or international operating businesses, or one or more domestic or international operating businesses themselves.”

Please discuss in more detail the various ownership structures that are contemplated. Explain the particular emphasis upon joint ventures. Also discuss the likelihood that the initial business combination will be structured in such a way that company stockholders will be minority stockholders of the combined company. Add risk factors, if appropriate, such as those related to the Investment Company Act.

Response:	The Company has revised pages 33 and 74 of Amendment No. 1 in response to the Staff’s comment to make it clear that the Company does not intend to structure its initial business combination in such a way that the Company would be the minority stockholder of the combined company.

6.	Please explain how the company would apply the valuation requirement, i.e., generally, 80% of the company’s net assets held in trust at the time of the acquisition, to an initial business combination structured as an exchangeable share transaction or joint venture/investment transaction involving one or more operating businesses. Please clarify how the 80% test can be met in a transaction in which the registrant acquires less than a 100% interest in the target business.

Response:	The Company has revised pages 4 and 74 of Amendment No. 1 in response to the Staff’s comment.

7.	The prospectus states that the company will effect a business combination only if, among other things, no more than 29.99% of the shares sold in the offering exercise their conversion rights. The prospectus provides a related risk factor on page 25 (potential limitation upon the company’s ability to effectuate the most desirable business combination). Please provide clear disclosure throughout the prospectus that the percentage requirement in the offering differs from that of a traditional SPAC. Also provide clear disclosure in the summary and business sections that this will make it easier for a business combination to be approved over shareholder dissent.

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Response:	The Company has revised pages 11, 12, 26 and 77 of Amendment No. 1 in response to the Staff’s comment.

Prospectus Summary, page 1

8.	Please either provide a basis for, or delete, the statements in the carryover paragraph on pages 2-3 and the following paragraph concerning the company’s beliefs that businesses are choosing to outsource to achieve the specific enumerated objectives and that numerous BPO companies are available for acquisition. Please also provide a basis for, or delete, the promotional statements that conclude the first full paragraph on page 3.

Response:	The Company has revised pages 3, 71 and 72 of Amendment No. 1 in response to the Staff’s comment. Additionally, the following are a sample of the sources that substantiate the
Company’s belief that businesses are choosing to outsource to achieve the specific enumerated objectives on page 3 of Amendment No. 1. The sources are keyed to the text from Amendment No. 1. The sources are all publicly available and/or from International
Data Corporation.

We believe businesses are choosing to outsource in order to achieve the following objectives:

• streamline their organizations and improve performance of outsourced activities;

Syntel Identeon, Succeeding with Business Process Outsourcing (“While global corporations have leveraged the cost and productivity gains of IT outsourcing for years, companies are seeking new ways to streamline processes and realize further cost reductions and increase time-to-market. Many organizations are considering Business Process Offshoring . . . to address these issues. . . . A variety of market forces are driving this trend, including the following . . . [C]ompanies realize that offshore locations can provide access to highly skilled talent with training in the latest technologies. Furthermore, offshore takes advantage of time zone differences through efficient deployment of second and third shifts, allowing global corporations to truly operate on a ‘follow the sun’ basis and take advantage of 24-hour workdays to meet or beat project deadlines.”).

International Data Corporation, “Worldwide and U.S. Business Process Outsourcing 2006 – 2010 Forecast: Market Opportunities by Horizontal Business Process”, November 2006. (“As buyers get smarter and more sophisticated in negotiating, structuring, and governing their BPO

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engagements, measuring the outcome and success of the engagement is becoming a key part of buyer involvement in the BPO life cycle. For the most part, we see buyers today working out individualized performance indicators with their BPO providers – these are usually a combination of well established tactical metrics, such as cost savings targets, and operational
(e.g., cycle time) improvements, as well as more strategic metrics, such as achieving leading-
edge practices; innovation on the underlying process, people, and technology layers; or seeing an improvement in the company’s overall competitive positioning in the market.”).

• focus on their core competencies;

Deloitte Touche Tohmatsu, Core Competencies and Strategic Outsourcing: Achieving Competitive Advantage (“[O]utsourcing is a tool that allows companies to focus on their core competencies, enhancing productivity and delivering greater value to their customers.”).

• reduce operating costs and leverage the operating scale of their outsourcers;

Cap Gemini S.A., Business Process Outsourcing: Simplify, Streamline, Consolidate – Add Value (Brochure) (describing benefits of business process outsourcing to include “Specialised Business Services: service provider can help address the market challenge with a series of leveraged improvements via Labour arbitrage, Technology Optimisation and the economies of Outsourcing scale.”).

International Data Corporation, “Worldwide and U.S. Business Process Outsourcing 2006 – 2010 Forecast: Market Opportunities by Horizontal Business Process”, November 2006. (“BPO services involve the transfer of management and execution of a collection of business process activities or an entire business function to an external service provider. The BPO service provider is part of the decision-making structure surrounding the outsourced business function, and performance metrics are primarily tied to customer service and strategic business value. Strategic business value is recognized through such results as increased productivity, new business opportunities, new revenue generation, cost reduction, business transformation, and/or the improvement of shareholders’ value.”).

• convert fixed costs to variable and semi-variable costs;

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Jeanne C. Meister, Outsourcing Enterprise Learning (“A fourth related driver of outsourcing is that it shifts the client’s investment risk from a fixed cost to a variable cost. In many corporate learning departments, staff, facilities and technology costs are fixed. Often this cost is also distributed between corporate and business units, so it is difficult to impact or control when economic conditions change. But in an outsourced model, the supplier bears the responsibility to downsize when the economic conditions dictate or to upsize when the conditions improve and the demand for learning increases with business needs.”).

• multi-source portfolios of activities to various providers to manage execution risk;

Business Trends Quarterly (BTQ), Future Outsourcing Trends (“All the trends seem to indicate that the large global outsourcing deals will be divided among multiple vendors; multi-sourcing is on the way, because customers get better pricing and reduce their own risk. . . . Buyers multi-source to get best-in-class in service, mitigate risks, obtain a better cost, and quality equation through global delivery . . . [I]n order to mitigate risks associated with sourcing to a single supplier and to stay cost effective, buyers will source particular tasks to the most qualified vendors.”).

International Data Corporation, “Worldwide and U.S. Business Process Outsourcing 2006 – 2010 Forecast: Market Opportunities by Horizontal Business Process”, November 2006. ( “IDC has observed a growing number of companies adopt an enterprise wide approach in evaluating the need for BPO across different business processes. Companies are seeking a more incorporated approach to business process management and are engaging in multistep planning as they try to improve operational efficiencies and achieve business process integration across the enterprise. This does not necessarily mean, however, that companies are choosing to work with a single provider for all their business processes. In fact, even as we see more companies take on an enterprisewide view in evaluating their business process management issues, many of these same companies are showing a preference for a best-of-breed approach, evaluating BPO services process by process and considering the offerings of multiple vendors. So the twin buyer trends unfolding here are the move toward an enterprisewide view in considering BPO application coupled with a multi-vendor, best-of-breed approach in sourcing and adopting BPO services.”).

• benefit from off-shore efficiencies and expertise;

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www.outsourcing2india.com, Offshore Outsourcing India (“The article continues to explain how major Indian software vendors have developed more of a global services delivery capability than their counterparts in other countries. India’s workforce also offers the larges pool of technical skills in the world, and the country’s universities add 180,000 engineering graduates to its ranks annually.”).

Loretta W. Prencipe, Management Briefing, Offshore Outsourcing (“Significant economic issues are at play . . . it’s cheaper to have 80 contract programmers in Russia than it is to maintain that talent pool stateside. ‘It costs less than 20 to 25 percent overall to do the programming in Russia . . .’”).

• access innovative techniques, technologies and best-in-class processes; and

Hewlett-Packard Company, Achieving World-Class Business Process Operations: A Comparison of Outsourcing and Shared Services (listing among reasons to outsource, “Gain increased access to innovative technology without major capital investment”).

International Data Corporation, “Worldwide and U.S. Business Process Outsourcing 2006 – 2010 Forecast: Market Opportunities by Horizontal Business Process”, November 2006. (“BPO providers, particularly the larger ones, continue to make investments to expand their service offerings along the value chain of each function and across process value chains. Many are also acquiring related capabilities, such as IT and professional service skills, offshore capabilities, vertical expertise, regional expertise, and best-of-breed technology.”).

• capitalize on the talent pool and skill set of the global labor market at an attractive cost.

Phil Fersht & Derek Sappenfield, Beyond Labor Arbitrage: The New F&A BPO Frontier (“In today’s globalizing economy, we believe companies should understand how to use offshore talent and the latest technology platforms and applications to help achieve finance operations excellence at lower costs. . . . [M]any companies are finding that service providers can usually offer skills such as payroll and accounts payable at a level significantly over and above basic transactional tasks—and at a significantly lower cost. . . .”).

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9.	The first sentence of the first full paragraph on page 4 appears to state that the value of the initial acquisition is subject to the conversion rights of the public stockholders. Please revise or advise.

Response:	The Company has revised page 4 of Amendment No. 1 in response to the Staff’s comment.

10.	Please explain in the business section or elsewhere, what is contemplated by the reference to the possibility that the company may seek to raise additional funds “through credit facilities or other secured financings.”

Response:	The Company has revised pages 4 and 74 of Amendment No. 1 in response to the Staff’s comment.

The Offering, page 5,

11.	In the discussion on page 10 regarding a portion of the funds not held in trust, please include the amount of interest income that could be used to pay expenses.

Response:	The Company has revised page 10 of Amendment No. 1 in response to the Staff’s comment.

Liquidation if no business combination, page 12

12.	The prospectus states on page 13 that the company’s officers have agreed that they will be jointly and severally liable to ensure that proceeds in the trust account are not reduced, among other things, by “claims of prospective target businesses for fees and expenses of third parties that we agree in writing to pay the event we do not consummate a combination with such target businesses.” Please explain what is contemplated by this statement. See also page 27 (same). Provide a copy of the officers’ agreement for the staff’s review.

Response:	The Company directs the Staff’s attention to the insider letters of the Company’s officers filed as Exhibits 10.5, 10.9, 10.10 and 10.12 to Amendment No. 1 (the “Insider Letters”).
Pursuant to the Insider Letters, each of the Company’s officers will jointly and severally agree to indemnify and hold harmless the Company against any and all loss, liability, claims, damage and expense whatsoever (including, but not limited to, any and all legal or other expenses reasonably incurred in investigating, preparing or defending against any litigation, whether pending or threatened, or any claim whatsoever) which the Company may become subject as a result of any claim by any vendor, service provider and other entity that are owed money by the Company for services

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Response (con’t.):

rendered or contracted for or products sold to the Company, as well as claims of prospective target business for fees and expenses of third parties that the Company agrees in writing to pay in the event the Company does not consummate a combination with such target business, to the extent such vendors, service providers or other entities have not executed waivers or have executed waivers that are held to be invalid or unenforceable, and only to the extent necessary to ensure that such loss, liability, claim, damage or expense does not reduce the amount in the trust account.

Any fees and expenses that we agree to pay may include the fees incurred by third parties and will not be paid out of the proceeds in the trust account.

Second Amended and Restated Certificate of Incorporation, page 14

13.	We note the disclosure on page 16 and elsewhere that “without the affirmative vote cast at a meeting of stockholders of at least 95% of the common stock issued in the offering, we will not take any action to amend or waive this provision to allow us to survive for a longer period of time except in connection with the consummation of a business combination.” Please explain the circumstances in which the board would propose a resolution where the company would survive for a longer period than 24 months. Please reconcile this disclosure with the statement on page 22 that “we will not support, directly or indirectly, or in any way endorse or recommend, that stockholders approve an amendment or modification to such provision if it does not appear we will be able to consummate a business combination within the foregoing time period.” We may have further comment.

Response:

The Company has revised pages 15, 16, 17, 23, 24, 78 and 79 of Amendment No. 1 in response to the Staff’s comment.

The validity of a unanimous stockholder consent requirement has not been settled under
Delaware law. A court could conclude that the unanimous consent requirement constitutes a practical prohibition on amendments in violation of stockholder’s statutory rights.
Therefore, the Company believes that the 95% threshold provides greater protection to its stockholders.

Escrow of founding stockholders’ shares, page 16

14.

We note the transfer restrictions that bind Trillium Capital, LLC and other founding stockholders from transferring their common stock and warrants. Please describe in more detail whether the transfer restrictions would apply to the membership interests in Trillium Capital, LLC. If not, please disclose the number of members and describe the business of Trillium Capital, LLC, along with the circumstances in which membership interests could be sold or transferred.

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Response:	The Company has revised page 99 of Amendment No. 1 in response to the Staff’s comment.

Risks, page 18

15.	Please explain the statements in the last bullet point of this section on page 19.

Response:	The Company may, but is not required, to use any or all of the amounts in the trust account for its initial business combination. The Company could satisfy the 80% requirement by issuing debt or equity securities instead of paying cash to effectuate its initial business combination. Any amounts held in the trust account prior to the business combination that are not paid as consideration to the sellers of the target business will be used to finance the
Company’s operations, which may include the target business(es) it acquired on the consummation of the business combination, for maintenance or expansion of operations of a target business(es), the payment of principal or interest due on indebtedness incurred in consummating the Company’s initial business combination, to effect other acquisitions, or for working capital, as determined by the Company’s board of directors at that time.

Risk Factors, page 22

16.	The discussion in the second and third risk factors concerning certain key provisions of the company’s certificate of incorporation, i.e., those typical of similar blank check offerings, are somewhat confusing. Although the company views the requirement to liquidate if it does not consummate a business combination within the 24-month time frame as an obligation to its stockholders, it appears that any provision of the certificate of incorporation could be waived or amended if at least 95% of the public stockholders voted affirmatively to do so at a stockholders’ meeting. Please discuss the reasons for this feature of the offering and explain how this differs from similar blank check offerings. Also add the information provided in the carryover paragraph at pages 109-110 of the prospectus concerning the underwriting agreement and the likely timing of an amendment/waiver.

Response:	The Company has revised the risk factors on pages 23 and 24 of Amendment No. 1 in response to the Staff’s comment.

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17.	In risk factor three, please discuss in greater detail the circumstances in which a proposal could be made to amend the second amended and restated certificate of incorporation. Please reconcile this disclosure with the statement on page 14 that “we view these provisions, which are contained in Article Sixth of our second amended and restated certificate of incorporation, as obligations to our stockholders . thus will not take any action to amend or waive these provisions.” Also clarify the heading, “other than the time period during which we must consummate a business combination.” This statement appears to imply that the particular provision could not be amended. However, please reconcile this disclosure with the disclosure on pages 16, 22 and 110.

Response:	The Company has revised pages 15, 16, 17, 23, 24, 78 and 79 of Amendment No. 1 in response to the Staff’s comment.

18.	We note the following statements in the fifth risk factor on page 23:

We assume that in the event we liquidate we will not have to adopt a plan to provide for payment of claims that may potentially be brought against us. Should this assumption prove to be incorrect, we may have to adopt such a plan upon our liquidation .

See also page 26 (company may have to adopt a plan to provide for claims). These statements appear to be inconsistent with statements elsewhere, see, e.g., pages 13 and 26, that, because the company does not intend to comply with the procedures set forth in Section 280 of the Delaware General Corporation Law, it will be required, pursuant to Section 281, to adopt a plan that will provide for certain claims. Please address the apparent inconsistency.

Response:	The Company has revised the risk factor on pages 24 and 25 of Amendment No. 1 in response to the Staff’s comment.

19.	In the seventh risk factor, it appears that the last two sentences, which concern notice of redemption, should be placed in a separate risk factor.

Response:	The Company has revised the risk factor on page 25 of Amendment No. 1 in response to the Staff’s comment.

20.	In the discussion of the eleventh risk factor on page 26, we note the opening statement that, “Third-party claims may include contingent or conditional claims and claims of directors and officers entitled to indemnification under our second amended and restated certificate of incorporation.” On the one hand, it appears that the company’s directors and officers will be at liberty to raise such claims. On the other hand, the discussion goes on to note the officers’ indemnification agreement to protect the funds in the trust account from reduction by successful third-party claims. Please discuss the apparent incongruity.

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Response:	The Company has revised the risk factor on pages 28 and 29 of Amendment No. 1 in response to the Staff’s comment.

21.	In the discussion of the twenty-third risk factor on page 32, please explain the company’s expectation that it “will have access to [its key personnel] on an as-needed basis ..” Please explain whether the “as needed basis” will be during the company’s search for a target. If so, describe elsewhere in the prospectus and in more detail the expected time that key personnel will devote to the company. Also identify the referenced “key personnel.” In addition, please explain how they will be available on an as-needed basis if, as discussed, negotiations fail to result in employment or consulting agreements with them.

Response:	The Company has revised the risk factor on page 34 of Amendment No. 1 in response to the Staff’s comment.

22.	In risk factor 25, please discuss in greater detail the conflicts of interest rather than referring to another section.

Response:	The Company has revised the risk factor on page 35 of Amendment No. 1 in response to the Staff’s comment.

23.	The twenty-sixth risk factor on page 33 states that the company may engage in a business combination with one or more target businesses that have relationships, or are affiliated, with the company’s initial stockholders. Please include this disclosure, as appropriate, throughout the prospectus, including the summary.

In addition, please explain here and in more detail elsewhere in the prospectus what is contemplated by the statement that such a combination could enhance the initial stockholder’s “prospects for future business from such client.”

Response:	The Company has revised pages 3, 35 and 96 of Amendment No. 1 in response to the Staff’s comment.

24.	We note the statement in the twenty-seventh risk factor on page 33 that the company’s officers and directors currently are, and may in the future become, affiliated with other entities engaged in business activities similar to those in which the company intends to engage. We also note that the prospectus indicates that the initial stockholders have numerous affiliations with, among other things, technology and business services companies along with private equity and investment firms. Please disclose in the prospectus all contacts and discussions currently underway that are relevant to the company and its potential target company. To the extent that there are established criteria by which such contacts or discussions are evaluated, insofar as they relate to the company, disclose these criteria and discuss how they are applied. We may have further comment.

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Response:	The Company has not initiated any contacts nor entered into any discussions that are relevant to the Company or any potential target companies. The Company has not established criteria by which any such contacts or discussions will be evaluated.

25.	The thirty-second risk factor on page 35 discloses that the initial stockholders and their affiliates may have an interest in business activities of the types conducted by the company and may also compete with the company. Please identify here or elsewhere in the prospectus all such interests that currently exist.

Response:	As described in the last sentence of the third full paragraph on page 97 of Amendment
No. 1, Mr. Murray is a Non-Executive Chairman of the Board of Protocol Communications,
Inc., a privately held provider of fully integrated marketing services in the business process outsourcing sector, but, with the concurrence of Protocol, has agreed to present any suitable business opportunity involving a purchase price of more than $20 million to the
Company prior to presenting it to Protocol.

26.	The thirty-seventh risk factor on page 38 indicates that the founding stockholders control a substantial interest in the company. Please disclose whether the founding stockholders intend to purchase additional units or shares of common stock from the company in the offering or later private placements, or through the open market. If so, discuss how these purchases may impact their ability to influence the outcome of matters requiring stockholder approval.

Response:	The Company has revised the risk factor on page 40 of Amendment No. 1 in response to the Staff’s comment.

27.	The fortieth risk factor on page 40 mentions, without explanation, the redemption of 1,171,874 shares from the initial stockholders. See also the fiftieth risk factor on page 42 (same). Please explain what is contemplated. See page 98.

Response:	The Company has revised the risk factor on page 42 of Amendment No. 1 in response to the Staff’s comment.

28.	In the fifty-first risk factor on page 43, which concerns the general absence of a requirement to obtain a fairness opinion, please explain more fully the type of conflict of interest that would lead the board to obtain a fairness opinion.

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Response:	The Company has revised the risk factor on page 45 of Amendment No. 1 in response to the Staff’s comment.

29.	Please clarify the fifty-sixth risk factor on page 45 by an explanation that the re-location jurisdiction would be outside the United States.

Response:	In response to the Staff’s comment the Company has deleted this risk factor.

30.	Please add a risk factor that specifically addresses the potential uncertainties of U.S. investors’ enforcing their rights under the federal securities laws outside the United States.

Response:	The Company respectfully submits that the requested risk factor is no longer needed in light of the deletion of the fifty-sixth risk factor referenced above.

31.	We note that risk factors fifty-seven through sixty are somewhat redundant. Please consolidate your discussion of specific risks and eliminate duplication in the prospectus. See also similar risk factors on page 32.

Response:	The Company has revised the risk factor on page 34 of Amendment No. 1 and deleted the risk factors on pages 45 and 46 of the Registration Statement in response to the Staff’s comment.

Risks Associated with the Global Business Process Outsourcing Industry, page 47

32.	We note that certain of the risk factors in this subcategory are appropriate insofar as they relate generally to the risks of doing business abroad. See, e.g., factors six (country risk) and seven (foreign currency risk). Others, however, appear to relate to a given industry(ies), see, e.g., factor two (industry consolidation), and/or to lack any necessary connection with the company’s ability to acquire a target company in any industry, see, e.g,, factor three (quarterly fluctuations in operating results), and/or to be redundant, see, e.g., factor four (intellectual property rights). Please revise to eliminate redundancy and risks that characterize only certain industries.

Response:	The Company has revised the risk factor on pages 46 and 47 of Amendment No. 1 and deleted the risk factors on pages 47 and 48 of the Registration Statement in response to the Staff’s comment.

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Use of Proceeds, page 53

33.	Please discuss all possible use of the proceeds held in trust if such funds are released to the company. Please disclose whether any operating expenses or finders’ fees could be paid from the proceeds held in trust upon the release of the funds to the company, particularly if the funds not held in trust and from interest earned on the trust were insufficient to cover all operating expenses and fees. Also revise the MD&A section accordingly.

Response:	The Company has revised pages 54, 55, 62 and 63 of Amendment No. 1 in response to the Staff’s comment.

Proposed Business, page 64

Source of target acquisition, page 72

34.	We note the disclosure on page 72 that “in no event will any of our existing officers, directors or founding stockholders .... be paid any finder’s fee ….” Please disclose whether this prohibition is also applicable to members of the company’s strategic advisory council.

Response:	The Company has revised page 72 of Amendment No. 1 in response to the Staff’s comment.

Comparison to offerings of blank check companies, page 83

35.	In the table, please include a discussion that compares the terms of the offering with the terms under Rule 419 with respect to the shareholders’ right to receive interest earned from the funds held in trust. Rule 419(b)(2)(iii) provides that, “Deposited proceeds and interest or dividends thereon, if any, shall be held for sole benefit of the purchasers of the securities.” It appears that the shareholders’ right to the interest income from the trust is a separate issue from “Release of funds.” Please revise accordingly. Also revise the risk factor section as appropriate.

Response:	The Company has revised page 88 of Amendment No. 1 in response to the Staff’s comment.

Conflicts of Interest, page 93

36.	We note the statement on page 94 that, “.... members of our executive management may enter into consulting, asset management or employment agreements with us as part of a business combination....” Please explain the reference to asset management.

Response:	The Company has revised page 96 of Amendment No. 1 in response to the Staff’s comment by deleting the reference to asset management.

Securities and Exchange Commission

August 23, 2007

Description of Securities, page 102

Warrants, page 104

37.	We note your disclosure on pages 105-106 that “in no event will the Company be required to net cash settle the warrants.” Please revise your risk factors and the notes to the financial statements to disclose this information regarding net cash settlement of the warrants. Please provide similar disclosure for the underwriters’ purchase option.

Response:	The Company has revised pages 26, 121, F-10 and F-11 of Amendment No. 1 in response to the Staff’s comment.

Underwriting, page 117

38.	We note the contingent nature of part of the underwriters’ compensation. In light of Regulation M, please include disclosure in the registration statement regarding when the distribution ends. This disclosure may relate to when all of the shares have been sold, there are no more selling efforts, there is no more stabilization or the overallotment has been exercised. Note that disclosure merely stating that the distribution ends at the closing of the IPO is insufficient.

Response:	The Company has revised page 119 of Amendment No. 1 in response to the Staff’s comment.

Financial Statements

Statement of Operations, page F-4

39.	It appears that the computation of the company’s loss per share should be based on the period from commencement of operations on June 26, 2007 through the period-end on July 9, 2007. It is not clear why the calculation should include periods prior to issuance. See Appendix C of SFAS 128. Please revise.

Response:	The shares used in the calculation included two issuances of common stock. For accounting purposes, the Company considers the 100 shares of common stock issued to R. Scott
Murray, the Company’s Chairman of the Board, President and Chief Executive Officer as
outstanding since the Company’s inception. On July 9, 2007, the Company issued an aggregate of 8,984,274 shares of common stock to its founding stockholders. The computation of the Company’s loss per share corresponds to the periods in which the shares were outstanding.

Securities and Exchange Commission

August 23, 2007

Note 1. Organization and Business Purpose, page F-7

40.	Please clarify on page F-8 the reasons why the 1,171,874 shares issued to the founding shareholders and subject to redemption in the event that the over-allotment option is not exercised in the proposed offering, are not classified outside of permanent stockholders’ equity in the historical balance sheet, or revise as appropriate.

Response:	The 1,171,874 shares issued to the founding stockholders subject to redemption in the event the over-allotment option is exercised are not classified outside of permanent stockholder’s equity because the shares are subject to cancellation without refund to the founding stockholders.

Note 3 – Proposed Public Offering, page F-9

41.	Please clarify whether the estimated volatility of 30.7% mentioned on page F-11, is the average of volatilities of public companies in the public business outsourcing industry, as discussed in paragraph A22 of SFAS 123R, or whether the sum of the stock prices of the representative companies was used to create an index to calculate volatility. Tell us whether you calculated volatility for the representative companies for the period of time equal in length to the term of the option through the balance sheet date or other date, to the extent of the companies’ operating histories. Tell us whether you calculated volatility using daily historical prices or some other historical interval. Please provide us with a schedule listing each representative company, their market capitalization, their volatility, and the term and interval of the volatility.

Response:

The estimated volatility of 30.7% used to value the underwriters’ unit purchase option is calculated using the average volatilities of a comparative set of public companies in the business process outsourcing sector. Volatility was calculated based on daily historical closing stock prices over a 1,000 day trading period (or approximately four years). This four year period is equivalent to the term of the option.

The following table illustrates the comparable companies utilized to calculate the representative volatility of the option. The market capitalization and 1000-day volatility are both as of June 28, 2007.

Securities and Exchange Commission

August 23, 2007

Company	Trading Symbol	Market cap ($ mm)	Volatility
Infosys	INFY	$29,377.3	34.3%
ADP	ADP	26,782.3	18.1%
Accenture	ACN	25,423.6	26.5%
Electronic Data Systems	EDS	14,075.1	23.3%
Cognizant	CTSH	11,011.7	35.9%
Fiserv	FISV	9,628.9	22.9%
Amdocs	DOX	8,306.5	34.3%
Dun & Bradstreet	DNB	6,156.6	17.6%
Equifax	EFX	5,556.0	21.0%
Iron Mountain	IRM	5,168.8	22.9%
Hewitt Associates	HEW	3,541.9	27.4%
Convergys	CVG	3,345.9	31.5%
TeleTech	TTEC	2,309.7	50.7%
Watson Wyatt	WW	2,170.2	20.8%
Premiere Global Services	PGI	911.7	43.1%
Sykes	SYKE	776.3	53.2%
Bowne	BNE	544.0	30.7%
First Advantage	FADV	263.7	37.8%

Mean	30.7%
Median	29.1%
High	53.2%
Low	17.6%

Updating

42.	Your attention is directed to Rule 3-12 of Regulation S-X and the possible need for updated financial statements and related disclosures.

Response:	The Company takes note of the Staff’s comment and has confirmed that the financial statements and related disclosures are not required to be updated.

Accountant’s Consent

43.	You are reminded that a currently dated consent of the independent accountants with typed signature should be included in any amendment to the registration statement.

Securities and Exchange Commission

August 23, 2007

Response:	The Company takes note of the Staff’s comment and a consent of BDO Seidman, LLP is filed with Amendment No. 1

*  *  *

If you require additional information, please telephone either the undersigned at the telephone number indicated on the first page of this letter, or Brian B. Margolis of this firm at (212) 937-7239.

Very truly yours,

/s/ Mark G. Borden
Mark G. Borden

Enclosures

cc:	R. Scott Murray (Global BPO Services Corp.)
Brian B. Margolis (Wilmer Cutler Pickering Hale and Dorr LLP)
Thomas J. Ivey (Skadden, Arps, Slate, Meagher & Flom LLP)